Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 4,459	¥ 2,093
Not later than one year
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	2,949	1,743
Later than one year and not later than five years
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 1,510	¥ 350